Consolidating Guarantor and Non-Guarantor Financial Information - Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities-continuing operations	$ 151,523	$ 300,348	$ 17,856
Net cash provided by (used in) operating activities-discontinued operations	185,727	(162,381)	(42,894)
Net cash provided by (used in) operating activities	337,250	137,967	(25,038)
INVESTING ACTIVITIES:
Capital expenditures	(455,586)	(133,761)	(302,762)
Acquisitions, net of cash acquired	(300,614)	(19,897)	(41,928)
Net settlements of commodity derivatives	(10,173)	(39,113)	9,648
Proceeds from sales of assets	16,177	33,844	28,232
Proceeds from divestitures of businesses and investments, net	335,809	329,780	134,370
Transaction with Victory Propane (Note 13)	0	(6,424)	0
Investments in unconsolidated entities	(389)	(21,465)	(2,105)
Distributions of capital from unconsolidated entities	1,440	11,969	9,692
Repayments on loan for natural gas liquids facility	10,336	10,052	8,916
Loan to affiliate	(1,515)	(2,510)	(3,200)
Repayments on loan to affiliate	0	4,160	655
Payment to terminate development agreement	0	0	(16,875)
Net cash (used in) provided by investing activities-continuing operations	(404,515)	166,635	(175,357)
Net cash provided by (used in) investing activities-discontinued operations	857,988	103,947	(187,769)
Net cash (used in) provided by investing activities	453,473	270,582	(363,126)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	4,098,500	2,434,500	1,700,000
Payments on revolving credit facilities	(3,897,000)	(2,279,500)	(2,733,500)
Issuance of senior unsecured notes	0	0	1,200,000
Repayment and repurchase of senior secured and senior unsecured notes	(737,058)	(486,699)	(21,193)
Payments on other long-term debt	(653)	(877)	(46,153)
Debt issuance costs	(1,383)	(2,700)	(33,558)
Contributions from general partner	0	0	49
Contributions from noncontrolling interest owners, net	169	23	672
Distributions to general and common unit partners and preferred unitholders	(236,633)	(225,067)	(181,581)
Distributions to noncontrolling interest owners	0	(3,082)	(3,292)
Proceeds from sale of preferred units, net of offering costs	0	202,731	234,975
Repurchase of warrants	(14,988)	(10,549)	0
Common unit repurchases and cancellations	(297)	(15,817)	0
Proceeds from sale of common units, net of offering costs	0	0	287,136
Payments for settlement and early extinguishment of liabilities	(4,577)	(3,408)	(28,468)
Net cash (used in) provided by financing activities-continuing operations	(793,920)	(390,445)	375,087
Net cash used in financing activities-discontinued operations	(325)	(3,836)	(3,633)
Net cash (used in) provided by financing activities	(794,245)	(394,281)	371,454
Net (decrease) increase in cash and cash equivalents	(3,522)	14,268	(16,710)
Cash and cash equivalents, beginning of period	22,094	7,826	24,536
Cash and cash equivalents, end of period	18,572	22,094	7,826
Reportable Entity
FINANCING ACTIVITIES:
Cash and cash equivalents, beginning of period		6,257
Cash and cash equivalents, end of period			6,257
Reportable Entity | NGL Energy Partners LP (Parent)
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities-continuing operations	(116,033)	(141,967)	(749,250)
Net cash provided by (used in) operating activities	(116,033)	(141,967)	(749,250)
FINANCING ACTIVITIES:
Issuance of senior unsecured notes			1,200,000
Repayment and repurchase of senior secured and senior unsecured notes	(737,058)	(486,699)	(21,193)
Debt issuance costs	(30)	(692)	(21,868)
Contributions from general partner			49
Distributions to general and common unit partners and preferred unitholders	(236,633)	(225,067)	(181,581)
Proceeds from sale of preferred units, net of offering costs		202,731	234,975
Repurchase of warrants	(14,988)	(10,549)
Common unit repurchases and cancellations	(297)	(15,817)
Proceeds from sale of common units, net of offering costs			287,136
Net changes in advances with consolidated entities	1,100,922	688,718	(767,760)
Net cash (used in) provided by financing activities-continuing operations	111,916	152,625	729,758
Net cash (used in) provided by financing activities	111,916	152,625	729,758
Net (decrease) increase in cash and cash equivalents	(4,117)	10,658	(19,492)
Cash and cash equivalents, beginning of period	16,915	6,257	25,749
Cash and cash equivalents, end of period	12,798	16,915	6,257
Reportable Entity | Guarantor Subsidiaries
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities-continuing operations	295,293	433,678	750,978
Net cash provided by (used in) operating activities-discontinued operations	182,506	(165,862)	(47,923)
Net cash provided by (used in) operating activities	477,799	267,816	703,055
INVESTING ACTIVITIES:
Capital expenditures	(414,522)	(130,760)	(296,395)
Acquisitions, net of cash acquired	(296,687)	3,100	(41,928)
Net settlements of commodity derivatives	(10,173)	(39,113)	9,648
Proceeds from sales of assets	16,177	33,844	28,232
Proceeds from divestitures of businesses and investments, net	335,809	292,112	112,370
Transaction with Victory Propane (Note 13)		(6,424)
Investments in unconsolidated entities	(389)	(21,465)	(2,105)
Distributions of capital from unconsolidated entities	1,440	11,969	9,692
Repayments on loan for natural gas liquids facility	10,336	10,052	8,916
Loan to affiliate	(1,515)	(2,510)	(3,200)
Repayments on loan to affiliate		4,160	655
Payment to terminate development agreement			(16,875)
Net cash (used in) provided by investing activities-continuing operations	(359,524)	154,965	(190,990)
Net cash provided by (used in) investing activities-discontinued operations	851,006	104,666	(175,371)
Net cash (used in) provided by investing activities	491,482	259,631	(366,361)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	4,098,500	2,434,500	1,700,000
Payments on revolving credit facilities	(3,897,000)	(2,279,500)	(2,733,500)
Payments on other long-term debt	(653)	(877)	(46,153)
Debt issuance costs	(1,353)	(2,008)	(11,690)
Payments for settlement and early extinguishment of liabilities	(4,577)	(3,408)	(28,468)
Net changes in advances with consolidated entities	(1,163,504)	(669,452)	788,334
Net cash (used in) provided by financing activities-continuing operations	(968,587)	(520,745)	(331,477)
Net cash used in financing activities-discontinued operations	(295)	(3,446)	(3,443)
Net cash (used in) provided by financing activities	(968,882)	(524,191)	(334,920)
Net (decrease) increase in cash and cash equivalents	399	3,256	1,774
Cash and cash equivalents, beginning of period	3,329	73	(1,701)
Cash and cash equivalents, end of period	3,728	3,329	73
Reportable Entity | Non-Guarantor Subsidiaries
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities-continuing operations	(27,551)	9,411	16,675
Net cash provided by (used in) operating activities-discontinued operations	3,221	3,481	5,029
Net cash provided by (used in) operating activities	(24,330)	12,892	21,704
INVESTING ACTIVITIES:
Capital expenditures	(41,064)	(3,001)	(6,367)
Acquisitions, net of cash acquired	(3,927)	(22,997)
Proceeds from divestitures of businesses and investments, net		37,668	22,000
Net cash (used in) provided by investing activities-continuing operations	(44,991)	11,670	15,633
Net cash provided by (used in) investing activities-discontinued operations	6,982	(719)	(12,398)
Net cash (used in) provided by investing activities	(38,009)	10,951	3,235
FINANCING ACTIVITIES:
Contributions from noncontrolling interest owners, net	169	23	672
Distributions to noncontrolling interest owners		(3,082)	(3,292)
Net changes in advances with consolidated entities	62,396	(20,040)	(21,121)
Net cash (used in) provided by financing activities-continuing operations	62,565	(23,099)	(23,741)
Net cash used in financing activities-discontinued operations	(30)	(390)	(190)
Net cash (used in) provided by financing activities	62,535	(23,489)	(23,931)
Net (decrease) increase in cash and cash equivalents	196	354	1,008
Cash and cash equivalents, beginning of period	1,850	1,496	488
Cash and cash equivalents, end of period	2,046	1,850	1,496
Consolidating Adjustments
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities-continuing operations	(186)	(774)	(547)
Net cash provided by (used in) operating activities	(186)	(774)	(547)
FINANCING ACTIVITIES:
Net changes in advances with consolidated entities	186	774	547
Net cash (used in) provided by financing activities-continuing operations	186	774	547
Net cash (used in) provided by financing activities	$ 186	$ 774	$ 547